Stock-based Compensation Plans	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation Plans	STOCK-BASED COMPENSATION PLANS
Stock Options

Officers and certain key employees of Fortis and its subsidiaries are eligible for grants of options to purchase common shares of the Corporation. Options are exercisable for a period of 10 years from the grant date, expire no later than three years after the death or retirement of the optionee, and vest evenly over a four-year period on each anniversary of the grant date.
The following options were granted in 2020 and 2019.

	2020	2019
Options granted (in thousands)	686	852
Exercise price ($) (1)	58.40	47.57
Grant date fair value ($)	4.20	3.70
Valuation assumptions:
Dividend yield (%) (2)	3.7	3.8
Expected volatility (%) (3)	15.8	15.2
Risk-free interest rate (%) (4)	1.2	1.8
Weighted average expected life (years) (5)	5.2	5.6
(1)Five-day VWAP immediately preceding the grant date
(2)Reflects average annual dividend yield up to the grant date and the weighted average expected life of the options
(3)Reflects historical experience over a period equal to the weighted average expected life of the options
(4)Government of Canada benchmark bond yield at the grant date that covers the weighted average expected life of the options
(5)Reflects historical experience

The following table summarizes information related to stock options for 2020.

	Total Options		Non-vested Options (1)
(in thousands, except as noted)	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Grant Date Fair Value
Options outstanding, beginning of year	3,418	$41.18	1,910	$3.43
Granted	686	$58.40	686	$4.20
Exercised	(825)	$39.21	n/a	n/a
Vested	n/a	n/a	(807)	$3.25
Cancelled/Forfeited	(17)	$50.02	(17)	$3.79
Options outstanding, end of year	3,262	$45.26	1,772	$3.81
Options vested, end of year (2)	1,490	$39.40
(1)As at December 31, 2020, there was $7 million of unrecognized compensation expense related to stock options not yet vested, which is expected to be recognized over a weighted average period of approximately three years.
(2)As at December 31, 2020, the weighted average remaining term of vested options was six years with an aggregate intrinsic value of $19 million.

The following table summarizes additional stock option information.

(in millions)	2020	2019
Stock options exercised:
Cash received for exercise price	$32	$51
Intrinsic value realized by employees	15	22

DSU Plan

Directors of the Corporation who are not officers are eligible for grants of DSUs representing the equity portion of their annual compensation. Directors can further elect to receive credit for their quarterly cash retainer in a notional account of DSUs in lieu of cash. The Corporation may also determine that special circumstances justify the grant of additional DSUs to a director.

Each DSU vests at the grant date, has an underlying value equivalent to that of one common share of the Corporation, is entitled to commensurate notional common share dividends, and is settled in cash.
The following table summarizes information related to DSUs.

	2020	2019
Number of units (in thousands)
Beginning of year	165	177
Granted	25	29
Notional dividends reinvested	6	6
Paid out	(49)	(47)
End of year	147	165

The accrued liability has been recognized at the respective December 31st VWAP (Note 3) and included in long-term other liabilities (Note 16). The accrued liability, compensation expense and cash payout were not material for 2020 or 2019.

PSU Plans

Senior management of the Corporation and its subsidiaries, and all ITC employees, are eligible for grants of PSUs representing a component of their long-term compensation.

Each PSU vests over a three-year period, has an underlying value equivalent to that of one common share of the Corporation, is entitled to commensurate notional common share dividends, and is settled in cash. At the end of the three-year vesting period, cash payouts are the product of: (i) the numbers of units vested; (ii) the VWAP of the Corporation's common shares for the five trading days prior to the vesting date; and (iii) a payout percentage that may range from 0% to 200%.

The payout percentage is based on the Corporation's performance over the three-year vesting period, mainly determined by: (i) the Corporation's total shareholder return as compared to a predefined peer group of companies; and (ii) the Corporation's cumulative EPS, or for certain subsidiaries the Company's cumulative net income, as compared to the target established at the time of the grant.

The following table summarizes information related to PSUs.

	2020	2019
Number of units (in thousands)
Beginning of year	2,118	1,763
Granted	586	690
Notional dividends reinvested	71	73
Paid out	(735)	(357)
Cancelled/forfeited	(64)	(51)
End of year	1,976	2,118

Additional information (in millions)
Compensation expense recognized	$58	$74
Compensation expense unrecognized (1)	32	35
Cash payout	54	16
Accrued liability as at December 31 (2)	108	106
Aggregate intrinsic value as at December 31 (3)	140	141
(1)    Relates to unvested PSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 13 and 16)
(3)    Relates to outstanding PSUs and reflects a weighted average contractual life of one year
RSU Plans

Senior management of the Corporation and its subsidiaries, and all ITC employees, are eligible for grants of RSUs representing a component of their long-term compensation.

Each RSU vests over a three-year period or immediately upon retirement eligibility of the holder, has an underlying value equivalent to that of one common share of the Corporation, is entitled to commensurate notional common share dividends, and is settled in cash or, beginning with the 2020 grant, common shares of the Corporation. RSUs issued in 2020 may be settled in cash, common shares, or an equal proportion of cash and common shares depending on an executives' settlement election and whether their share ownership requirements have been met.

The following table summarizes information related to RSUs.

	2020	2019
Number of units (in thousands)
Beginning of year	1,050	717
Granted	356	429
Notional dividends reinvested	37	35
Paid out	(355)	(92)
Cancelled/forfeited	(40)	(39)
End of year	1,048	1,050

Additional information (in millions)
Compensation expense recognized	$20	$24
Compensation expense unrecognized (1)	15	17
Cash payout	19	4
Accrued liability as at December 31 (2)	39	39
Aggregate intrinsic value as at December 31 (3)	54	56
(1)    Relates to unvested RSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 13 and 16)
(3) Relates to outstanding RSUs and reflects a weighted average contractual life of one year